Stock-Based Compensation - Schedule of Classification of RSU's Expenses (Details) - RSUs [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	$ 12,199	$ 9,924	$ 5,929
Cost of revenue [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	785	606	317
Research and development [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	6,050	5,141	3,034
Sales and marketing [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	3,049	2,399	1,302
General and administrative [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	$ 2,315	$ 1,778	$ 1,276